PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of provisions

	Notes	December 31, 2024	December 31, 2023
Asset retirement obligations	(a)	$279.6	$347.4
Other		20.0	18.1
		$299.6	$365.5
Current portion of provisions		$14.5	$5.4
Non-current provisions		285.1	360.1
		$299.6	$365.5
The following table presents the reconciliation of the provision for asset retirement obligations:

		Years ended December 31,
	Notes	2024	2023
Balance, beginning of the year		$347.4	$298.5
Revision of estimated cash flows and discount rates:
Capitalized in property, plant and equipment	12	(21.4)	36.2
Changes in asset retirement obligations at closed mines	29	(13.4)	9.7
Impairment reversal	28	(35.8)	—
Accretion expense	30	5.7	5.0
Disbursements		(2.9)	(2.0)
Balance, end of the year		$279.6	$347.4
Less: current portion		(14.5)	(5.4)
Non-current portion		$265.1	$342.0

Disclosure of asset retirement obligations
As at December 31, 2024, the schedule of estimated undiscounted future disbursements for rehabilitation was as follows:

	CAD$ million[1]	$ million[1]
2025	$22.7	$1.4
2026	24.0	2.6
2027	12.3	2.8
2028	5.9	4.2
2029	2.6	6.9
2030 onwards	325.9	82.6
	$393.4	$100.5
1.Disbursements in US$ relate to the Essakane mine and CAD$ disbursements relate to the Westwood division, including Doyon, Côté Gold and other closed Canadian sites.
As at December 31, 2024, estimated undiscounted amounts of cash flows required to settle the obligations and expected timing of payments assumed in measuring the asset retirement obligations were as follows:

	Undiscounted Amounts Required (CAD$)	Undiscounted Amounts Required ($)	Expected Timing of Payments
Côté Gold mine	$107.3	$—	2025-2087
Essakane mine	—	100.5	2025-2050
Westwood division, including Doyon	280.6	—	2025-2054
Other Canadian sites	5.5	—	2025-2124
	$393.4	$100.5